Related Party Transactions - Related Party Expenses (Details) - Affiliated Entities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Total related party costs	$ 9,634	$ 11,584	$ 11,311
Costs of services
Related Party Transaction [Line Items]
Total related party costs	3,975	2,189	1,859
Related party expenses
Related Party Transaction [Line Items]
Total related party costs	$ 5,659	$ 9,395	$ 9,452